RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				5 Months Ended
		Feb. 12, 2026	Aug. 20, 2025	Dec. 31, 2025	Apr. 08, 2026	Apr. 07, 2026	Dec. 30, 2025
Related Party Transaction [Line Items]
Number of value issued	[1]
Redeem public share percentage			100.00%
Sponsors fee				20,000
Working capital loans				$ 1,500,000
Conversion, per share				$ 10.00
Subsequent Event [Member]
Related Party Transaction [Line Items]
Increase in principal amount						$ 550,000
Subsequent Event [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Restricted, shares		123,750
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares issued				28,750,000
IPO [Member]
Related Party Transaction [Line Items]
Number of shares issued				25,000,000
Ordinary shares percentage			30.00%
Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued				300,000
Private Placement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Promissory note exchange, shares		55,000
Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued			12,321,429	12,321,429
Number of value issued			$ 25,000
Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Borrowed amount					$ 507,461.31
Sponsor [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares forfeiture			1,607,143	1,607,143
Related Party [Member]
Related Party Transaction [Line Items]
Increase in principal amount			$ 200,000				$ 350,000
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Increase in principal amount						$ 450,000

[1]	Includes an aggregate of 1,607,143 Ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.